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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          MetLife of CT Separate Account Eleven for Variable Annuities

                           PIONEER ANNUISTAR(sm) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       Supplement dated December 15, 2008
                                     to the
                        Prospectuses dated April 28, 2008

The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears in the "The Insurance Company" subsection of the "Other Information" section for the Variable Annuity Prospectuses listed above:

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        This supplement should be read and retained for future reference.